                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- AUG. 6, 2009

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- PROSPECTUS (SEPT. 29, 2008)   S-6280-99 G



Effective immediately Margaret Brandt is no longer managing RiverSource Inflation Protected Securities Fund.


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S-6280-6 (8/09)